Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 1,539.2	$ 1,060.6	$ 836.2
Other Comprehensive Income (Loss), Net of Income Tax Effect [Abstract]
Foreign currency translation adjustments	22.1	(323.3)	(191.0)
Unrealized gain (loss) on cash flow hedges	7.8	(17.2)	(20.2)
Unrealized gain (loss) on available-for-sale debt securities	0.5	(0.3)	(1.0)
Pension/postretirement adjustments	11.6	0.1	(6.0)
Other comprehensive income (loss), net of income tax effect	42.0	(340.7)	(218.2)
Comprehensive income	1,581.2	719.9	618.0
Comprehensive loss attributable to noncontrolling interests	6.6	13.4	4.4
Comprehensive income attributable to CBI	$ 1,587.8	$ 733.3	$ 622.4